Commitments and Contingencies - Additional Information - Royal Dutch Shell (Details) - Shell - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2016	Dec. 31, 2018
Loss Contingencies [Line Items]
Estimated claim	$ 23.6
Percentage of rate reduction claim	20.00%
Maximum | Scenario, Forecast [Member]
Loss Contingencies [Line Items]
Damages awarded		$ 23.6